Income tax (Details Narrative) $ in Thousands	9 Months Ended
May 31, 2026 USD ($)
Buckreefs [Member]
IfrsStatementLineItems [Line Items]
Corporate income tax payable	$ 15,900
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Corporate income tax payable	$ 15,000